Document and Entity Information	Feb. 01, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001952073
Document Type	8-K
Document Period End Date	Feb. 01, 2024
Entity Registrant Name	MADISON SQUARE GARDEN ENTERTAINMENT CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-41627
Entity Tax Identification Number	92-0318813
Entity Address, Address Line One	Two Pennsylvania Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSGE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true